CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash Flows From Operating Activities
Net loss	$ (137,021)	$ (143,981)	$ (126,190)	$ (198,708)	$ (242,162)	$ (263,930)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	101,220	119,322	145,157	179,799	237,225	228,463
Bad debt expense	2,478	4,259	1,869	5,611	6,507	6,505
Deferred income tax benefit	(4,603)	(3,722)	(8,222)	(7,204)	(14,103)	(36,272)
Share-based compensation	37,108	7,022	46,675	10,682	13,715	17,663
Gain on sale of IPM Product Line					(39,104)
Deferred finance charges	13,144	4,306	14,678	6,450	9,182	23,510
Tax indemnity write-off					33,819
Other operating activities	(1,492)	(415)	(1,708)	(2,718)	(3,979)	2,548
Changes in operating assets and liabilities:
Accounts receivable	57,607	64,130	99,470	60,423	(50,906)	43,109
Prepaid expenses	(7,125)	(9,629)	(3,010)	(846)	(2,936)	(4,052)
Other assets	3,919	714	7,977	(3,252)	578	10,799
Accounts payable	(8,018)	(7,998)	(9,662)	26,304	(18,091)	(39,660)
Accrued expenses and other current liabilities	(28,827)	(32,008)	3,388	(17,539)	9,842	(6,038)
Deferred revenues	19,404	31,965	(51,100)	(32,765)	33,539	18,751
Operating lease liabilities	(6,434)		(9,934)
Operating lease right of use assets	6,297		9,438
Other liabilities	(4,770)	(3,014)	(6,338)	(1,195)	774	5,271
Net cash used in (provided by) operating activities	42,887	30,951	112,488	25,042	(26,100)	6,667
Cash Flows From Investing Activities
Capital expenditures	(24,871)	(24,143)	(43,681)	(36,202)	(45,410)	(37,804)
Acquisitions, net of cash acquired		(3,497)		(3,497)	(23,539)	(7,401)
Acquisition of intangible assets			(2,625)
Proceeds from sale of Product Line, net of restricted cash					80,883
Proceeds from sale of equity method investment						5,000
Net cash (used in) provided by investing activities	(24,871)	(27,640)	(46,306)	(39,699)	11,934	(40,205)
Cash Flows used in Financing Activities
Borrowings of debt					45,000	30,000
Repayment of principal on long-term debt	(637,672)	(7,672)	(641,508)	(11,509)	(46,709)	(15,423)
Repayment Of Principal On Long Term Tebt	(50,000)	(30,000)	(50,000)	(30,000)	(30,000)
Proceeds from revolving credit facility	5,000		5,000	35,000
Proceeds from reverse recapitalization	682,087		682,087
Payment of debt issuance costs						(817)
Contingent purchase price payment				(2,470)	(2,470)
Issuance of common stock, net	137	1,369	278	1,419	1,574	9,058
Net cash (used in) provided by financing activities	(448)	(36,303)	(4,143)	(7,560)	(32,605)	22,818
Effects of exchange rates	(80)	(734)	1,198	(1,603)	(5,193)	3,248
Net increase (decrease) in cash and cash equivalents, and restricted cash	17,488	(33,726)	63,237	(23,820)	(51,964)	(7,472)
Beginning of period:
Cash and cash equivalents	25,575	53,186	25,575	53,186	53,186	77,136
Restricted cash	9	24,362	9	24,362	24,362	7,884
Total cash and cash equivalents, and restricted cash, beginning of period	25,584	77,548	25,584	77,548	77,548	85,020
Less: Cash included in assets held for sale, end of period				(25,382)
Cash and cash equivalents	43,063	29,721	88,812	28,336	25,575	53,186
Restricted cash	9	14,101	9	10	9	24,362
Cash and cash equivalents, and restricted cash, end of period	43,072	43,822	88,821	28,346	25,584	77,548
Supplemental Cash Flow Information
Cash paid for interest	57,551	59,480	69,711	80,063	121,916	115,236
Cash paid for income tax	14,573	6,641	21,128	10,303	13,210	14,722
Capital expenditures included in accounts payable	7,697	$ 2,473	9,759	$ 6,965	$ 5,166	$ 2,473
Tax receivable agreement included in liabilities	264,600		264,600
Assets received as reverse recapitalization capital	1,877		1,877
Liabilities assumed as reduction of reverse recapitalization capital	$ 5,910		$ 5,910